CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income	¥ 247,809	¥ 239,028
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	223,844	217,993
Principal payments received under net investment in leases	342,961	0
Provision for doubtful receivables and probable loan losses	15,724	14,075
Equity in net income of affiliates (excluding interest on loans)	(52,685)	(13,793)
Gains on sales of subsidiaries and affiliates and liquidation losses, net	(58,488)	(20,470)
Bargain purchase gain	(1,022)	0
Gains on sales of securities other than trading	(16,961)	(6,685)
Gains on sales of operating lease assets	(37,278)	(50,445)
Write-downs of long-lived assets	554	26
Write-downs of securities	36	821
Decrease in trading securities	18,489	61,607
Increase in inventories	(9,546)	(24,011)
Decrease (Increase) in trade notes, accounts and other receivable	(676)	2,486
Decrease in trade notes, accounts and other payable	(41,358)	(28,794)
Increase (Decrease) in policy liabilities and policy account balances	52,805	(21,596)
Other, net	36,481	11,368
Net cash provided by operating activities	720,689	381,610
Cash Flows from Investing Activities:
Purchases of lease equipment	(733,861)	(759,080)
Principal payments received under direct financing leases	0	351,947
Installment loans made to customers	(1,152,489)	(1,075,480)
Principal collected on installment loans	824,870	953,742
Proceeds from sales of operating lease assets	221,689	358,586
Investment in affiliates, net	(25,467)	(287,822)
Proceeds from sales of investment in affiliates	67,865	44,705
Purchases of available-for-sale debt securities	(582,552)	(412,247)
Proceeds from sales of available-for-sale debt securities	210,817	190,698
Proceeds from redemption of available-for-sale debt securities	67,905	59,943
Purchases of equity securities other than trading	(29,753)	(56,741)
Proceeds from sales of equity securities other than trading	27,279	68,030
Purchases of property under facility operations	(24,915)	(51,139)
Acquisitions of subsidiaries, net of cash acquired	(11,390)	(116,545)
Sales of subsidiaries, net of cash disposed	72,710	(39)
Other, net	(20,363)	34,181
Net cash used in investing activities	(1,087,655)	(697,261)
Cash Flows from Financing Activities:
Net increase in debt with maturities of three months or less	60,958	187,445
Proceeds from debt with maturities longer than three months	518,207	758,286
Repayment of debt with maturities longer than three months	(612,954)	(677,665)
Net increase in deposits due to customers	241,520	126,669
Cash dividends paid to ORIX Corporation shareholders	(103,824)	(88,438)
Acquisition of treasury stock	(13,285)	(706)
Contribution from noncontrolling interests	19,355	14,104
Purchases of shares of subsidiaries from noncontrolling interests	(3,506)	(69,508)
Net increase in call money	5,000	5,000
Other, net	(2,965)	(8,448)
Net cash provided by financing activities	108,506	246,739
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	(4,511)	(1,006)
Net decrease in Cash, Cash Equivalents and Restricted Cash	(262,971)	(69,918)
Cash, Cash Equivalents and Restricted Cash at Beginning of Period	1,283,580	1,405,117
Cash, Cash Equivalents and Restricted Cash at End of Period	¥ 1,020,609	¥ 1,335,199